Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 TWD ($) $ / shares	Dec. 31, 2017 TWD ($) $ / shares
Statement [LineItems]
Revenue	$ 20,337,881	$ 679,969	$ 18,480,027	$ 17,940,855
Cost of revenue	(16,411,742)	(548,704)	(15,050,032)	(14,703,729)
Gross profit	3,926,139	131,265	3,429,995	3,237,126
Research and development expenses	(1,007,631)	(33,689)	(939,269)	(985,873)
Sales and marketing expenses	(56,076)	(1,875)	(53,451)	(64,397)
General and administrative expenses	(498,241)	(16,658)	(485,068)	(639,809)
Other operating income (expenses), net	92,928	3,107	147,514	692,834
Operating profit	2,457,119	82,150	2,099,721	2,239,881
Finance costs	(180,262)	(6,027)	(190,248)	(217,283)
Share of loss of associates	(154,926)	(5,179)	(300,101)	(179,491)
Gain on disposal of investment in associates	973,609	32,551		16,929
Other non-operating income (expenses), net	(73,287)	(2,450)	173,070	(327,620)
Profit before income tax	3,022,253	101,045	1,782,442	1,532,416
Income tax expense	(513,679)	(17,174)	(456,618)	(550,487)
Profit from continuing operations	2,508,574	83,871	1,325,824	981,929
Profit from discontinued operations				1,814,953
Profit for the year	2,508,574	83,871	1,325,824	2,796,882
Other comprehensive income (loss) that will be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	(104,198)	(3,484)	(51,077)	(232,652)
Share of other comprehensive income of associates that will be reclassified to profit or loss				678
Net other comprehensive loss that will be reclassified to profit or loss in subsequent periods	(104,198)	(3,484)	(51,077)	(231,974)
Other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent periods:
Other comprehensive income (loss) on remeasurements of defined benefit plans	20,916	699	(59,961)	50,838
Unrealized gain (loss) on valuation of equity instruments at fair value through other comprehensive income	(52,549)	(1,757)	85,022
Share of other comprehensive loss of associates that will not be reclassified to profit or loss	5,732	192	(2,687)	(124)
Income tax effect that will not be reclassified to profit or loss	2,833	95	(4,126)	(8,642)
Net other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent periods	(23,068)	(771)	18,248	42,072
Other comprehensive loss for the year, net of income tax	(127,266)	(4,255)	(32,829)	(189,902)
Total comprehensive income (loss)	2,381,308	79,616	1,292,995	2,606,980
Profit attributable to:
Equity holders of the Company - Continuing operations	2,508,574	83,871	1,325,824	981,929
Equity holders of the Company - Discontinued operations				1,814,953
Profit for the year	2,508,574	83,871	1,325,824	2,796,882
Total comprehensive income attributable to:
Equity holders of the Company - Continuing operations	2,381,308	79,616	1,292,995	1,079,672
Equity holders of the Company - Discontinued operations				1,527,308
Total comprehensive income (loss)	$ 2,381,308	$ 79,616	$ 1,292,995	$ 2,606,980
Ordinary shares [member]
Basic earnings per share:
Equity holders of the Company - Continuing operations | (per share)	$ 3.45	$ 0.12	$ 1.65	$ 1.16
Equity holders of the Company - Discontinued operations | (per share)				2.14
Equity holders of the Company | (per share)	3.45	0.12	1.65	3.30
Diluted earnings per share:
Equity holders of the Company - Continuing operations | (per share)	3.40	0.11	1.63	1.13
Equity holders of the Company - Discontinued operations | (per share)				2.10
Equity holders of the Company | (per share)	3.40	0.11	1.63	3.23
American depositary share (each representing 20 common shares) [member]
Basic earnings per share:
Equity holders of the Company - Continuing operations | (per share)	69.00	2.31	33.03	23.20
Equity holders of the Company - Discontinued operations | (per share)				42.87
Equity holders of the Company | (per share)	69.00	2.31	33.03	66.07
Diluted earnings per share:
Equity holders of the Company - Continuing operations | (per share)	68.06	2.28	32.59	22.68
Equity holders of the Company - Discontinued operations | (per share)				41.93
Equity holders of the Company | (per share)	$ 68.06	$ 2.28	$ 32.59	$ 64.61